FT Vest Total Return Income Fund: Series B1

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 101.4%
	COMMUNICATIONS — 11.4%
11,637	Alphabet, Inc. - Class A1	$3,346,336
9,302	Alphabet, Inc. - Class C1	2,668,372
18,155	AT&T, Inc.[1]	526,313
139	Booking Holdings, Inc.	585,234
6,511	Comcast Corp. - Class A1	186,931
5,040	Meta Platforms, Inc. - Class A1	2,883,535
9,807	Netflix, Inc.*,1	942,943
7,129	Uber Technologies, Inc.*,1	512,789
10,798	Verizon Communications, Inc.[1]	542,060
4,132	Walt Disney Co.[1]	398,242
		12,592,755
	CONSUMER DISCRETIONARY — 9.4%
22,327	Amazon.com, Inc.*,1	4,650,044
2,284	Home Depot, Inc.[1]	751,185
1,287	Lowe's Cos., Inc.[1]	304,092
3,063	McDonald's Corp.[1]	951,950
9,495	NIKE, Inc. - Class B1	501,526
4,891	Starbucks Corp.[1]	438,185
6,287	Tesla, Inc.*,1	2,337,192
2,554	TJX Cos., Inc.[1]	407,874
		10,342,048
	CONSUMER STAPLES — 5.4%
4,566	Altria Group, Inc.[1]	301,310
10,532	Coca-Cola Co.[1]	800,959
2,144	Colgate-Palmolive Co.[1]	182,733
1,058	Costco Wholesale Corp.	1,054,223
3,511	Mondelez International, Inc. - Class A1	202,374
3,720	PepsiCo, Inc.[1]	577,679
4,235	Philip Morris International, Inc.[1]	700,215
6,214	Procter & Gamble Co.[1]	897,550
10,467	Walmart, Inc.[1]	1,300,839
		6,017,882
	ENERGY — 4.2%
7,005	Chevron Corp.[1]	1,449,335
4,573	ConocoPhillips[1]	603,636
15,608	Exxon Mobil Corp.[1]	2,648,053
		4,701,024
	FINANCIALS — 13.0%
1,601	American Express Co.[1]	484,271
15,797	Bank of America Corp.[1]	770,104

FT Vest Total Return Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
5,463	Berkshire Hathaway, Inc. - Class B*	$2,617,870
431	BlackRock, Inc.[1]	414,497
4,976	Charles Schwab Corp.[1]	467,644
6,782	Chubb Ltd.[1]	2,210,457
4,207	Citigroup, Inc.[1]	477,116
894	Goldman Sachs Group, Inc.[1]	756,315
6,401	JPMorgan Chase & Co.[1]	1,882,918
2,443	Mastercard, Inc. - Class A1	1,220,669
3,599	Morgan Stanley[1]	592,287
2,787	PayPal Holdings, Inc.[1]	126,056
3,655	U.S. Bancorp[1]	190,097
5,028	Visa, Inc. - Class A1	1,519,663
7,381	Wells Fargo & Co.[1]	587,601
		14,317,565
	HEALTH CARE — 9.6%
7,400	Abbott Laboratories[1]	759,758
4,151	AbbVie, Inc.[1]	902,801
1,264	Amgen, Inc.[1]	444,738
4,780	Bristol-Myers Squibb Co.[1]	289,907
5,402	CVS Health Corp.[1]	387,972
1,476	Danaher Corp.[1]	279,850
946	Elevance Health, Inc.[1]	276,941
1,865	Eli Lilly & Co.	1,715,371
2,913	Gilead Sciences, Inc.[1]	405,985
1,508	Intuitive Surgical, Inc.*,1	695,173
5,658	Johnson & Johnson[1]	1,383,042
5,458	Medtronic PLC[1]	472,936
5,829	Merck & Co., Inc.[1]	701,170
13,351	Pfizer, Inc.[1]	374,896
883	Thermo Fisher Scientific, Inc.[1]	434,021
3,855	UnitedHealth Group, Inc.[1]	1,043,124
		10,567,685
	INDUSTRIALS — 8.8%
2,297	3M Co.[1]	333,593
3,386	Boeing Co.*,1	673,916
2,023	Caterpillar, Inc.[1]	1,433,214
1,086	Deere & Co.[1]	611,744
1,680	Eaton Corp. PLC[1]	600,886
2,429	Emerson Electric Co.[1]	318,248
745	FedEx Corp.[1]	265,354
4,560	General Electric Co. DBA GE Aerospace[1]	1,293,991

FT Vest Total Return Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
2,745	Honeywell International, Inc.[1]	$620,452
881	Lockheed Martin Corp.[1]	532,468
5,797	RTX Corp.[1]	1,118,241
2,035	Union Pacific Corp.[1]	493,732
2,535	United Parcel Service, Inc. - Class B1	249,393
5,209	Waste Management, Inc.[1]	1,196,976
		9,742,208
	MATERIALS — 2.4%
5,301	Linde PLC[1]	2,628,024
	REAL ESTATE — 1.5%
9,364	American Tower Corp., REIT[1]	1,616,039
	TECHNOLOGY — 33.0%
1,949	Accenture PLC[1]	386,467
1,315	Adobe, Inc.*,1	319,650
3,790	Advanced Micro Devices, Inc.*,1	771,000
29,555	Apple, Inc.[1]	7,500,763
1,855	Applied Materials, Inc.[1]	634,020
10,994	Broadcom, Inc.[1]	3,402,753
32,027	Cisco Systems, Inc.[1]	2,484,975
10,439	Intel Corp.*,1	460,673
2,938	International Business Machines Corp.[1]	712,142
877	Intuit, Inc.[1]	379,197
2,925	Lam Research Corp.	624,956
2,614	Micron Technology, Inc.	883,114
14,867	Microsoft Corp.[1]	5,503,317
48,605	NVIDIA Corp.[1]	8,476,712
5,286	Oracle Corp.	777,624
7,180	Palantir Technologies, Inc. - Class A*	1,050,290
2,494	QUALCOMM, Inc.[1]	321,177
923	S&P Global, Inc.[1]	392,589
2,992	Salesforce, Inc.[1]	558,517
3,261	ServiceNow, Inc.*,1	340,938
2,116	Texas Instruments, Inc.[1]	410,800
		36,391,674
	UTILITIES — 2.7%
5,824	Duke Energy Corp.[1]	762,595

FT Vest Total Return Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
15,596	NextEra Energy, Inc.[1]	$1,448,556
8,246	Southern Co.[1]	795,904
		3,007,055
	TOTAL COMMON STOCKS
	(Cost $103,197,963)	111,923,959

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 9.8%
	CALL OPTIONS — 5.2%
	S&P 500 Index
56	Exercise Price: $6,000.01, Notional Amount: $33,600,056, Expiration Date: April 23, 2027*	5,745,565
	TOTAL CALL OPTIONS
	(Cost $2,738,456)	5,745,565
	PUT OPTIONS — 4.6%
	S&P 500 Index
56	Exercise Price: $5,000.01, Notional Amount: $28,000,056, Expiration Date: April 23, 2027*	752,380
206	Exercise Price: $5,525.21, Notional Amount: $113,819,326, Expiration Date: April 23, 2027*	4,326,556
	S&P 500 Mini Index
19	Exercise Price: $552.52, Notional Amount: $1,049,788, Expiration Date: April 23, 2027*	40,016
	TOTAL PUT OPTIONS
	(Cost $11,270,989)	5,118,952
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $14,009,445)	10,864,517

Number of Shares
	SHORT-TERM INVESTMENTS — 1.8%
2,004,578	UMB Bank, Money Market Special II Deposit Investment, 3.48%[2]	2,004,578
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,004,578)	2,004,578
	TOTAL INVESTMENTS — 113.0%
	(Cost $119,211,986)	124,793,054
	Liabilities in Excess of Other Assets — (13.0)%	(14,393,483)
	TOTAL NET ASSETS — 100.0%	$110,399,571

FT Vest Total Return Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (11.4)%
	CALL OPTIONS — (9.8)%
	3M Co.
(5)	Exercise Price: $144.00, Notional Amount: $(72,000), Expiration Date: April 2, 2026*	$(1,050)
	Abbott Laboratories
(17)	Exercise Price: $105.00, Notional Amount: $(178,500), Expiration Date: April 2, 2026*	(306)
	AbbVie, Inc.
(9)	Exercise Price: $210.00, Notional Amount: $(189,000), Expiration Date: April 2, 2026*	(7,200)
	Accenture PLC
(4)	Exercise Price: $192.50, Notional Amount: $(77,000), Expiration Date: April 2, 2026*	(2,320)
	Adobe, Inc.
(3)	Exercise Price: $235.00, Notional Amount: $(70,500), Expiration Date: April 2, 2026*	(2,655)
	Advanced Micro Devices, Inc.
(9)	Exercise Price: $202.50, Notional Amount: $(182,250), Expiration Date: April 2, 2026*	(3,623)
	Alphabet, Inc. - Class A
(26)	Exercise Price: $275.00, Notional Amount: $(715,000), Expiration Date: April 2, 2026*	(33,540)
	Alphabet, Inc. - Class C
(21)	Exercise Price: $275.00, Notional Amount: $(577,500), Expiration Date: April 2, 2026*	(25,462)
	Altria Group, Inc.
(10)	Exercise Price: $66.00, Notional Amount: $(66,000), Expiration Date: April 2, 2026*	(500)
	Amazon.com, Inc.
(51)	Exercise Price: $200.00, Notional Amount: $(1,020,000), Expiration Date: April 2, 2026*	(43,222)
	American Express Co.
(4)	Exercise Price: $292.50, Notional Amount: $(117,000), Expiration Date: April 2, 2026*	(4,220)
	Amgen, Inc.
(3)	Exercise Price: $350.00, Notional Amount: $(105,000), Expiration Date: April 2, 2026*	(1,493)
	Apple, Inc.
(67)	Exercise Price: $247.50, Notional Amount: $(1,658,250), Expiration Date: April 2, 2026*	(45,895)
	Applied Materials, Inc.
(4)	Exercise Price: $335.00, Notional Amount: $(134,000), Expiration Date: April 2, 2026*	(4,070)

FT Vest Total Return Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	AT&T, Inc.
(41)	Exercise Price: $29.00, Notional Amount: $(118,900), Expiration Date: April 2, 2026*	$(964)
	Bank of America Corp.
(36)	Exercise Price: $47.00, Notional Amount: $(169,200), Expiration Date: April 2, 2026*	(6,606)
	Berkshire Hathaway, Inc. - Class B
(12)	Exercise Price: $470.00, Notional Amount: $(564,000), Expiration Date: April 2, 2026*	(12,210)
	BlackRock, Inc.
(1)	Exercise Price: $935.00, Notional Amount: $(93,500), Expiration Date: April 2, 2026*	(3,055)
	Boeing Co.
(8)	Exercise Price: $190.00, Notional Amount: $(152,000), Expiration Date: April 2, 2026*	(7,340)
	Bristol-Myers Squibb Co.
(11)	Exercise Price: $59.00, Notional Amount: $(64,900), Expiration Date: April 2, 2026*	(1,777)
	Broadcom, Inc.
(25)	Exercise Price: $300.00, Notional Amount: $(750,000), Expiration Date: April 2, 2026*	(27,875)
	Caterpillar, Inc.
(5)	Exercise Price: $695.00, Notional Amount: $(347,500), Expiration Date: April 2, 2026*	(9,387)
	Charles Schwab Corp.
(11)	Exercise Price: $92.00, Notional Amount: $(101,200), Expiration Date: April 2, 2026*	(2,547)
	Chevron Corp.
(16)	Exercise Price: $212.50, Notional Amount: $(340,000), Expiration Date: April 2, 2026*	(856)
	Cisco Systems, Inc.
(73)	Exercise Price: $80.00, Notional Amount: $(584,000), Expiration Date: April 2, 2026*	(475)
	Citigroup, Inc.
(10)	Exercise Price: $108.00, Notional Amount: $(108,000), Expiration Date: April 2, 2026*	(5,600)
	Coca-Cola Co.
(24)	Exercise Price: $76.00, Notional Amount: $(182,400), Expiration Date: April 2, 2026*	(1,416)
	Colgate-Palmolive Co.
(5)	Exercise Price: $84.00, Notional Amount: $(42,000), Expiration Date: April 2, 2026*	(838)

FT Vest Total Return Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	ConocoPhillips
(10)	Exercise Price: $134.00, Notional Amount: $(134,000), Expiration Date: April 2, 2026*	$(1,030)
	Costco Wholesale Corp.
(2)	Exercise Price: $980.00, Notional Amount: $(196,000), Expiration Date: April 2, 2026*	(3,700)
	CVS Health Corp.
(12)	Exercise Price: $70.00, Notional Amount: $(84,000), Expiration Date: April 2, 2026*	(2,712)
	Danaher Corp.
(3)	Exercise Price: $182.50, Notional Amount: $(54,750), Expiration Date: April 2, 2026*	(2,220)
	Deere & Co.
(2)	Exercise Price: $565.00, Notional Amount: $(113,000), Expiration Date: April 2, 2026*	(1,270)
	Eaton Corp. PLC
(4)	Exercise Price: $357.50, Notional Amount: $(143,000), Expiration Date: April 2, 2026*	(2,120)
	Eli Lilly & Co.
(4)	Exercise Price: $880.00, Notional Amount: $(352,000), Expiration Date: April 2, 2026*	(16,600)
	Emerson Electric Co.
(6)	Exercise Price: $126.00, Notional Amount: $(75,600), Expiration Date: April 2, 2026*	(2,940)
	Exxon Mobil Corp.
(35)	Exercise Price: $170.00, Notional Amount: $(595,000), Expiration Date: April 2, 2026*	(6,790)
	FedEx Corp.
(2)	Exercise Price: $345.00, Notional Amount: $(69,000), Expiration Date: April 2, 2026*	(2,475)
	General Electric Co. DBA GE Aerospace
(10)	Exercise Price: $285.00, Notional Amount: $(285,000), Expiration Date: April 2, 2026*	(2,930)
	Gilead Sciences, Inc.
(7)	Exercise Price: $135.00, Notional Amount: $(94,500), Expiration Date: April 2, 2026*	(3,063)
	Goldman Sachs Group, Inc.
(2)	Exercise Price: $800.00, Notional Amount: $(160,000), Expiration Date: April 2, 2026*	(9,105)
	Home Depot, Inc.
(5)	Exercise Price: $322.50, Notional Amount: $(161,250), Expiration Date: April 2, 2026*	(3,650)

FT Vest Total Return Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Honeywell International, Inc.
(6)	Exercise Price: $222.50, Notional Amount: $(133,500), Expiration Date: April 2, 2026*	$(2,610)
	Intel Corp.
(24)	Exercise Price: $43.00, Notional Amount: $(103,200), Expiration Date: April 2, 2026*	(3,852)
	International Business Machines Corp.
(7)	Exercise Price: $235.00, Notional Amount: $(164,500), Expiration Date: April 2, 2026*	(5,582)
	Intuit, Inc.
(2)	Exercise Price: $415.00, Notional Amount: $(83,000), Expiration Date: April 2, 2026*	(3,860)
	Intuitive Surgical, Inc.
(3)	Exercise Price: $455.00, Notional Amount: $(136,500), Expiration Date: April 2, 2026*	(2,685)
	Johnson & Johnson
(13)	Exercise Price: $240.00, Notional Amount: $(312,000), Expiration Date: April 2, 2026*	(6,662)
	JPMorgan Chase & Co.
(15)	Exercise Price: $282.50, Notional Amount: $(423,750), Expiration Date: April 2, 2026*	(18,112)
	Lam Research Corp.
(7)	Exercise Price: $210.00, Notional Amount: $(147,000), Expiration Date: April 2, 2026*	(5,232)
	Lockheed Martin Corp.
(2)	Exercise Price: $615.00, Notional Amount: $(123,000), Expiration Date: April 2, 2026*	(525)
	Lowe's Cos., Inc.
(3)	Exercise Price: $230.00, Notional Amount: $(69,000), Expiration Date: April 2, 2026*	(2,063)
	Mastercard, Inc. - Class A
(6)	Exercise Price: $485.00, Notional Amount: $(291,000), Expiration Date: April 2, 2026*	(9,765)
	McDonald's Corp.
(7)	Exercise Price: $307.50, Notional Amount: $(215,250), Expiration Date: April 2, 2026*	(3,203)
	Medtronic PLC
(12)	Exercise Price: $87.00, Notional Amount: $(104,400), Expiration Date: April 2, 2026*	(642)
	Merck & Co., Inc.
(13)	Exercise Price: $120.00, Notional Amount: $(156,000), Expiration Date: April 2, 2026*	(1,833)

FT Vest Total Return Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Meta Platforms, Inc. - Class A
(11)	Exercise Price: $525.00, Notional Amount: $(577,500), Expiration Date: April 2, 2026*	$(52,717)
	Micron Technology, Inc.
(6)	Exercise Price: $357.50, Notional Amount: $(214,500), Expiration Date: April 2, 2026*	(1,329)
	Microsoft Corp.
(34)	Exercise Price: $355.00, Notional Amount: $(1,207,000), Expiration Date: April 2, 2026*	(53,635)
	Mondelez International, Inc. - Class A
(8)	Exercise Price: $58.00, Notional Amount: $(46,400), Expiration Date: April 2, 2026*	(380)
	Morgan Stanley
(8)	Exercise Price: $157.50, Notional Amount: $(126,000), Expiration Date: April 2, 2026*	(6,000)
	Netflix, Inc.
(22)	Exercise Price: $93.00, Notional Amount: $(204,600), Expiration Date: April 2, 2026*	(7,535)
	NextEra Energy, Inc.
(35)	Exercise Price: $91.00, Notional Amount: $(318,500), Expiration Date: April 2, 2026*	(7,840)
	NIKE, Inc. - Class B
(22)	Exercise Price: $51.00, Notional Amount: $(112,200), Expiration Date: April 2, 2026*	(6,930)
	NVIDIA Corp.
(110)	Exercise Price: $167.50, Notional Amount: $(1,842,500), Expiration Date: April 2, 2026*	(80,300)
	Oracle Corp.
(12)	Exercise Price: $140.00, Notional Amount: $(168,000), Expiration Date: April 2, 2026*	(9,270)
	Palantir Technologies, Inc. - Class A
(16)	Exercise Price: $143.00, Notional Amount: $(228,800), Expiration Date: April 2, 2026*	(7,320)
	PayPal Holdings, Inc.
(6)	Exercise Price: $44.00, Notional Amount: $(26,400), Expiration Date: April 2, 2026*	(873)
	PepsiCo, Inc.
(8)	Exercise Price: $152.50, Notional Amount: $(122,000), Expiration Date: April 2, 2026*	(2,800)
	Pfizer, Inc.
(30)	Exercise Price: $27.00, Notional Amount: $(81,000), Expiration Date: April 2, 2026*	(3,270)

FT Vest Total Return Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Philip Morris International, Inc.
(10)	Exercise Price: $162.50, Notional Amount: $(162,500), Expiration Date: April 2, 2026*	$(3,525)
	Procter & Gamble Co.
(14)	Exercise Price: $143.00, Notional Amount: $(200,200), Expiration Date: April 2, 2026*	(2,933)
	QUALCOMM, Inc.
(6)	Exercise Price: $127.00, Notional Amount: $(76,200), Expiration Date: April 2, 2026*	(1,614)
	RTX Corp.
(13)	Exercise Price: $190.00, Notional Amount: $(247,000), Expiration Date: April 2, 2026*	(5,720)
	S&P 500 Index
(56)	Exercise Price: $5,000.01, Notional Amount: $(28,000,056), Expiration Date: April 23, 2027*	(10,126,575)
	S&P Global, Inc.
(2)	Exercise Price: $405.00, Notional Amount: $(81,000), Expiration Date: April 2, 2026*	(4,510)
	Salesforce, Inc.
(7)	Exercise Price: $180.00, Notional Amount: $(126,000), Expiration Date: April 2, 2026*	(5,162)
	ServiceNow, Inc.
(7)	Exercise Price: $100.00, Notional Amount: $(70,000), Expiration Date: April 2, 2026*	(3,605)
	Southern Co.
(19)	Exercise Price: $96.00, Notional Amount: $(182,400), Expiration Date: April 2, 2026*	(1,900)
	Starbucks Corp.
(11)	Exercise Price: $87.00, Notional Amount: $(95,700), Expiration Date: April 2, 2026*	(3,278)
	Tesla, Inc.
(14)	Exercise Price: $360.00, Notional Amount: $(504,000), Expiration Date: April 2, 2026*	(19,110)
	Texas Instruments, Inc.
(5)	Exercise Price: $190.00, Notional Amount: $(95,000), Expiration Date: April 2, 2026*	(2,613)
	Thermo Fisher Scientific, Inc.
(2)	Exercise Price: $475.00, Notional Amount: $(95,000), Expiration Date: April 2, 2026*	(3,790)
	TJX Cos., Inc.
(6)	Exercise Price: $155.00, Notional Amount: $(93,000), Expiration Date: April 2, 2026*	(2,955)

FT Vest Total Return Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	U.S. Bancorp
(8)	Exercise Price: $51.00, Notional Amount: $(40,800), Expiration Date: April 2, 2026*	$(1,016)
	Uber Technologies, Inc.
(16)	Exercise Price: $69.00, Notional Amount: $(110,400), Expiration Date: April 2, 2026*	(5,280)
	Union Pacific Corp.
(5)	Exercise Price: $240.00, Notional Amount: $(120,000), Expiration Date: April 2, 2026*	(2,125)
	United Parcel Service, Inc. - Class B
(6)	Exercise Price: $95.00, Notional Amount: $(57,000), Expiration Date: April 2, 2026*	(2,067)
	UnitedHealth Group, Inc.
(9)	Exercise Price: $257.50, Notional Amount: $(231,750), Expiration Date: April 2, 2026*	(12,217)
	Verizon Communications, Inc.
(25)	Exercise Price: $50.00, Notional Amount: $(125,000), Expiration Date: April 2, 2026*	(1,238)
	Visa, Inc. - Class A
(11)	Exercise Price: $295.00, Notional Amount: $(324,500), Expiration Date: April 2, 2026*	(8,882)
	Walmart, Inc.
(24)	Exercise Price: $123.00, Notional Amount: $(295,200), Expiration Date: April 2, 2026*	(4,752)
	Walt Disney Co.
(9)	Exercise Price: $92.00, Notional Amount: $(82,800), Expiration Date: April 2, 2026*	(3,757)
	Wells Fargo & Co.
(17)	Exercise Price: $77.00, Notional Amount: $(130,900), Expiration Date: April 2, 2026*	(4,760)
	TOTAL CALL OPTIONS
	(Proceeds $6,440,724)	(10,857,316)
	PUT OPTIONS — (1.6)%
	S&P 500 Index
(56)	Exercise Price: $6,000.01, Notional Amount: $(33,600,056), Expiration Date: April 23, 2027*	(1,734,390)
	TOTAL PUT OPTIONS
	(Proceeds $3,606,244)	(1,734,390)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $10,046,968)	$(12,591,706)

PLC — Public Limited Company
REIT — Real Estate Investment Trust

* Non-income producing security.
[1] All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $14,127,910, which represents 12.80% of the total net assets of the Fund.
[2] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series B1

PORTFOLIO COMPOSITION (Unaudited)

As of March 31, 2026

Country of Incorporation*	Value	Percent of Total Net Assets
Ireland	$4,088,313	3.6%
Switzerland	2,210,457	2.0%
United States	118,494,284	107.4%
Total Investments	124,793,054	113.0%
Liabilities in Excess of Other Assets	(14,393,483)	(13.0)%
Total Net Assets	$110,399,571	100.0%

* This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series B1

SUMMARY OF INVESTMENTS (Unaudited)

As of March 31, 2026

Security Type/Sector*	Percent of Total Net Assets
Common Stocks
Communications	11.4%
Consumer Discretionary	9.4%
Consumer Staples	5.4%
Energy	4.2%
Financials	13.0%
Health Care	9.6%
Industrials	8.8%
Materials	2.4%
Real Estate	1.5%
Technology	33.0%
Utilities	2.7%
Total Common Stocks	101.4%
Purchased Options Contracts	9.8%
Short-Term Investments	1.8%
Total Investments	113.0%
Liabilities in Excess of Other Assets	(13.0)%
Total Net Assets	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series B1

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold, and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as Flexible Exchange® Options, are typically valued using a model-based price provided by a third-party pricing service provider.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Note 2 – Fair Value Measurements and Disclosure

ASC Topic 820 - Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

FT Vest Total Return Income Fund – Series B1

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2026 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of March 31, 2026:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$111,923,959	$-	$-	$111,923,959
Short-Term Investments	2,004,578	-	-	2,004,578
Total Investments	113,928,537	-	-	113,928,537
Purchased Options Contracts	-	10,864,517	-	10,864,517
Total Investments and Options	$113,928,537	$10,864,517	$-	$124,793,054

Liabilities
Written Options Contracts	$730,741	$11,860,965	$-	$12,591,706
Total Written Options Contracts	$730,741	$11,860,965	$-	$12,591,706

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.